Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Deferred tax liability	£ 9,040	£ 8,038	£ 7,519